Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income
Schedule of other income

	2024	2023	2022
	S$	S$	S$

Interest income	1	6,467	-
Government grants	63,116	148,893	378,682
Exchange gain	-	96,964	2,553
Reversal of expected credit loss (“ECL”)	2,110	-	-
Sundry income	124	2,968	-

	65,351	255,292	381,235